UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.       Name and address of issuer:

         MainStay Funds Trust
         51 Madison Avenue
         New York, NY  10010
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2.      The name of each series of class of securities for which this
        Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
        list series or classes):                                          [____]

        MainStay Marketfield Fund

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3.      Investment Company Act File Number:          811-22321
        Securities Act File Number:                 333-160918

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4(a).   Last day of fiscal year for which this Form is filed:      12/31/12

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 4(b).  ___ Check box if this Form is being filed late (i.e., more than
        90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).   ___ Check box if this is the last time the issuer will be filing this Form.

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5.      Calculation of registration fee:

        (i)     Aggregate sale price of securities sold during
                the fiscal year pursuant to Section 24(f):*       $3,640,829,357
                                                                  --------------

        (ii)    Aggregate price of securities redeemed or
                repurchased during the fiscal year: *             $354,820,101
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        (iii)   Aggregate price of securities redeemed or
                repurchased during any prior fiscal year ending
                no earlier than October 11, 1995 that were not
                previously used to reduce registration fees
                payable to the Commission:                        $ 0
                                                                  --------------

        (iv)    Total available redemption credits [add Items
                5(ii) and 5(iii)]:                                $354,820,101
                                                                  --------------

        (v)     Net sales-If Item 5(i) is greater than Item
                5(iv) [subtract Item 5(iv) from Item 5(i)]:       $3,286,009,256
                                                                  --------------

        (vi) Redemption credits available for use in future years if Item 5(i) is less than Item 5(iv)
                [subtract Item 5(iv) from Item 5(i)]:

        (vii)   Multiplier for determining registration fee (See
                Instruction C.9):
                                                                  x 00013640
                                                                  --------------

        (viii)  Registration fee due [multiply Item 5(v) by Item
                5(vii)] enter "0" for no fee is due):             = $ 448,211.66

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6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_____________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:____________

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7.      Interest due -- if this Form is being filed more than 90
        days after the end of the issuer's fiscal year (see
        Instruction D):                                           $ 0
                                                                  --------------

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8.      Total of the amount of the registration fee due plus any
        interest due (line 5(viii) plus line 7):                  = $ 448,211.66

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9.      Date the registration fee and any interest payment was
        sent to the Commission's lockbox depository: March 27,
        2013


        Method of Delivery:          _X_  Wire Transfer
                                     ___  Mail or other means

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
                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*:        /s/ Jack R. Benintende
                                  ----------------------
                                  Jack R. Benintende
                                  Treasurer and Principal Financial and
                                  Accounting Officer



Date:  March 28, 2013